Related Party Transactions (Details Narrative) - USD ($)	Mar. 31, 2020	Mar. 31, 2020	Feb. 20, 2020	Dec. 06, 2019	Feb. 02, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Debt instrument maturity date				Jun. 06, 2020
Roll On L L C [Member] | Short-term Promissory Note [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Debt instrument principal value					$ 101,000
Alternative Hospitality, Inc [Member] | Pyrros One, LLC [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Debt instrument principal value			$ 110,405
Debt instrument maturity date			Feb. 19, 2021
Debt interest rate			9.00%
Debt instrument monthly installments, interest			$ 825
Debt instrument reduction in interest and principal			$ 1,233
Debt instrument collateral			The Holder is granted a security interest in that certain real property located at 1300 S. Jones Blvd, Las Vegas, NV 89146, which is owned by the Borrower.
Condo Highrise Management, LLC [Member] | Pyrros One, LLC [Member] | Short-term Promissory Note [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Debt instrument principal value	$ 90,000	$ 90,000
Debt instrument maturity date	Mar. 30, 2021	Mar. 30, 2021
Debt interest rate	9.00%	9.00%
Debt instrument monthly installments, interest	$ 675	$ 675
Debt instrument collateral	The Holder is granted a security interest in that certain real property located at 4295 Hwy 343, Amargosa, NV 89020 which is owned by the Borrower. The transaction closed on April 3, 2020.	The Holder is granted a security interest in that certain real property located at 4295 Hwy 343, Amargosa, NV 89020 which is owned by the Borrower.